Defined Benefit Liabilities (Assets) - Details of Defined Benefit Liabilities (Assets) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 926,302	₩ 679,625
Fair value of plan assets	(816,699)	(663,617)
Defined benefit assets	(31,926)	(45,952)
Defined benefit liabilities	₩ 141,529	₩ 61,960